Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Sep. 04, 2024 USD ($)	Nov. 18, 2021 USD ($)
Class of Stock [Line Items]
Ordinary shares, shares issued	463,038,708	463,038,708	479,288,580
Ordinary shares, shares outstanding	463,038,708	463,038,708	479,288,580
Stock repurchased during period value | ¥	¥ 938,814		¥ 363,342	¥ 633,799
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	28,467,756	28,467,756		26,907,532	26,907,532
Stock repurchased during period value	¥ 1,320,890	$ 184,500		¥ 1,384,140	$ 200,000
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	7,116,939	7,116,939		6,726,883	6,726,883
Treasury stock reserved for future issuance	4,000,000	4,000,000
Treasury stock reissued	2,136,256	2,136,256
American Depositary Shares [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Amount of stock repurchase plan authorized | $						$ 200,000	$ 200,000